Stockholders' Equity (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Dividends Net of Beneficial Conversion Feature	$ 3,176	$ 2,712
Beneficial Conversion Feature Related to Dividends	28	347
Series A Preferred Stock [Member]
Dividends Net of Beneficial Conversion Feature	72	82
Series B Preferred Stock [Member]
Dividends Net of Beneficial Conversion Feature	1,272	1,149
Series C Preferred Stock [Member]
Dividends Net of Beneficial Conversion Feature	516	468
Beneficial Conversion Feature Related to Dividends	13	152
Series D One Preferred Stock [Member]
Dividends Net of Beneficial Conversion Feature	715	472
Beneficial Conversion Feature Related to Dividends	15	195
Series D Two Preferred Stock [Member]
Dividends Net of Beneficial Conversion Feature	$ 601	$ 541